The table below analyzes the derivative financial liabilities that will be settled at net value, grouped based on the period remaining from the reporting date to the respective maturity date. The values disclosed in the table are undiscounted cash flows. (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Differential of swaps payable	R$ 3,939,676	R$ 9,630,031
Non-deliverable forwards	3,201,282	1,248,172
Purchased	3,039,260	902,356
Sold	162,022	345,816
Premiums of options	841,199	1,092,043
Other	1,357,646	765,400
Total of derivative liabilities	9,339,803	12,735,646
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	244,717
Non-deliverable forwards	2,394,836
Purchased	2,362,507
Sold	32,329
Premiums of options	267,989
Other	605,129
Total of derivative liabilities	3,512,671	4,497,658
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	356,799
Non-deliverable forwards	257,659
Purchased	201,687
Sold	55,972
Premiums of options	15,682
Other	254,189
Total of derivative liabilities	884,329	244,405
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	433,306
Non-deliverable forwards	388,611
Purchased	340,247
Sold	48,364
Premiums of options	168,306
Other	362,595
Total of derivative liabilities	1,352,818	1,323,317
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	2,809,565
Non-deliverable forwards	160,176
Purchased	134,819
Sold	25,357
Premiums of options	290,795
Other	135,733
Total of derivative liabilities	3,396,269	4,841,322
Later than five years [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	95,289
Premiums of options	98,427
Total of derivative liabilities	R$ 193,716	R$ 1,828,944